Employee Benefit Plans (Estimated Fair Value on a Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 9,009	$ 8,603	$ 8,848
Pension Benefits | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,236	6,477
Pension Benefits | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,499	3,008
Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,660	1,449
Pension Benefits | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	862	769
Pension Benefits | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	196	222
Pension Benefits | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	313	298
Pension Benefits | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	335	317
Pension Benefits | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	371	414
Pension Benefits | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	923	1,182
Pension Benefits | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	474	757
Pension Benefits | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	449	425
Pension Benefits | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	772	840
Pension Benefits | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78	104
Pension Benefits | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,674	2,135
Pension Benefits | Level 1 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,774	981
Pension Benefits | Level 1 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,656	962
Pension Benefits | Level 1 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 1 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 1 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 1 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	118	10
Pension Benefits | Level 1 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	9
Pension Benefits | Level 1 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	854	1,097
Pension Benefits | Level 1 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	474	733
Pension Benefits | Level 1 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	380	364
Pension Benefits | Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30	32
Pension Benefits | Level 1 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	25
Pension Benefits | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,624	5,568
Pension Benefits | Level 2 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,453	5,395
Pension Benefits | Level 2 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,499	2,931
Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	487
Pension Benefits | Level 2 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	862	752
Pension Benefits | Level 2 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	196	222
Pension Benefits | Level 2 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	313	298
Pension Benefits | Level 2 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	217	307
Pension Benefits | Level 2 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	362	398
Pension Benefits | Level 2 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	69	85
Pension Benefits | Level 2 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	24
Pension Benefits | Level 2 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	69	61
Pension Benefits | Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	105	85
Pension Benefits | Level 2 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(3)	3
Pension Benefits | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	711	900
Pension Benefits | Level 3 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	101
Pension Benefits | Level 3 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	77	79
Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	17	17
Pension Benefits | Level 3 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9	7	8
Pension Benefits | Level 3 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pension Benefits | Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	637	723	745
Pension Benefits | Level 3 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	65	76	73
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,386	1,382	$ 1,436
Other Postretirement Benefits | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,150	1,143
Other Postretirement Benefits | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	326	300
Other Postretirement Benefits | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	211	205
Other Postretirement Benefits | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79	69
Other Postretirement Benefits | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27	34
Other Postretirement Benefits | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23	56
Other Postretirement Benefits | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	429	432
Other Postretirement Benefits | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55	47
Other Postretirement Benefits | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	235	237
Other Postretirement Benefits | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	113	126
Other Postretirement Benefits | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	122	111
Other Postretirement Benefits | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	2
Other Postretirement Benefits | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	479	451
Other Postretirement Benefits | Level 1 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	243	212
Other Postretirement Benefits | Level 1 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20	18
Other Postretirement Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	210	193
Other Postretirement Benefits | Level 1 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13	1
Other Postretirement Benefits | Level 1 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	235	237
Other Postretirement Benefits | Level 1 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	113	126
Other Postretirement Benefits | Level 1 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	122	111
Other Postretirement Benefits | Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 1 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	2
Other Postretirement Benefits | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	907	930
Other Postretirement Benefits | Level 2 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	907	930
Other Postretirement Benefits | Level 2 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	306	281
Other Postretirement Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	12
Other Postretirement Benefits | Level 2 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79	69
Other Postretirement Benefits | Level 2 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27	34
Other Postretirement Benefits | Level 2 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23	56
Other Postretirement Benefits | Level 2 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	416	431
Other Postretirement Benefits | Level 2 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55	47
Other Postretirement Benefits | Level 2 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 2 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 2 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 2 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Other Postretirement Benefits | Level 3 | Fixed Maturity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Other Postretirement Benefits | Level 3 | Corporate fixed maturity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Other Postretirement Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Foreign government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Federal agencies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Municipals securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Other (1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Common stock - domestic
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Common stock - foreign
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Postretirement Benefits | Level 3 | Derivative assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0